Transferred financial assets that are not derecognized in their entirety (Detail) - CHF (SFr) SFr in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Line Items]
Carrying value of transferred assets	SFr 35,533	SFr 30,896
Carrying value of associated liabilities recognized on-balance sheet	13,111	11,890
Trading portfolio assets that may be sold or repledged by counterparties
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Line Items]
Carrying value of transferred assets	35,363	30,260
Carrying value of associated liabilities recognized on-balance sheet	12,942	11,260
relating to securities lending and repurchase agreements in exchange for cash received
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Line Items]
Carrying value of transferred assets	13,145	11,410
Carrying value of associated liabilities recognized on-balance sheet	12,942	11,260
relating to securities lending agreements in exchange for securities received
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Line Items]
Carrying value of transferred assets	21,137	17,341
Carrying value of associated liabilities recognized on-balance sheet	0	0
relating to other financial asset transfers
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Line Items]
Carrying value of transferred assets	1,081	1,509
Carrying value of associated liabilities recognized on-balance sheet	0	0
Financial assets designated at fair value that may be sold or repledged by counterparties
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Line Items]
Carrying value of transferred assets	170	636
Carrying value of associated liabilities recognized on-balance sheet	169	630
UBS AG
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Line Items]
Carrying value of transferred assets	35,533	30,896
Carrying value of associated liabilities recognized on-balance sheet	13,111	11,890
UBS AG | Trading portfolio assets that may be sold or repledged by counterparties
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Line Items]
Carrying value of transferred assets	35,363	30,260
Carrying value of associated liabilities recognized on-balance sheet	12,942	11,260
UBS AG | relating to securities lending and repurchase agreements in exchange for cash received
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Line Items]
Carrying value of transferred assets	13,145	11,410
Carrying value of associated liabilities recognized on-balance sheet	12,942	11,260
UBS AG | relating to securities lending agreements in exchange for securities received
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Line Items]
Carrying value of transferred assets	21,137	17,341
Carrying value of associated liabilities recognized on-balance sheet	0	0
UBS AG | relating to other financial asset transfers
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Line Items]
Carrying value of transferred assets	1,081	1,509
Carrying value of associated liabilities recognized on-balance sheet	0	0
UBS AG | Financial assets designated at fair value that may be sold or repledged by counterparties
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Line Items]
Carrying value of transferred assets	170	636
Carrying value of associated liabilities recognized on-balance sheet	SFr 169	SFr 630